Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Activities
Net income	$ 316	$ 442
Depreciation and amortization	246	244
Write downs	7
Deferred income taxes	59	67
Income from equity investments	(49)	(50)
Distributions received from operating activities of equity investments	70	71
Unrealized losses on financial instruments	6	26
Other	5	13
Non-cash foreign exchange on senior long-term debt issued	(69)	0
Increase in operating working capital	(62)	(34)
Net cash provided by operations	529	779
Investing Activities
Capital expenditures	(122)	(37)
Keystone XL contractual recoveries	5	8
Proceeds from sales of assets, net of transaction costs	38	93
Deferred amounts and other	(1)	(2)
Net cash (used in) provided by investing activities	(80)	62
Financing Activities
Senior unsecured debt issued, net of issue costs	3,448	621
Junior subordinated debt issued, net of issue costs	1,087	0
Long-term debt repaid to affiliates of Former Parent	(4,722)	(971)
Exercised stock options	9	0
Parent's net investment distributions, net	(121)	(190)
Other	(8)	(37)
Net cash used in financing activities	(307)	(577)
Effect of foreign exchange rate changes on cash and cash equivalents	(7)	(6)
Increase in cash and cash equivalents	135	258
Cash and Cash Equivalents, Beginning of Year	262	4
Cash and Cash Equivalents, End of Year	397	262
Supplementary cash flow information
Cash paid of income taxes	49	34
Capital expenditures non-cash accruals	$ 19	$ 10